Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party [Abstract]
Short-term employee benefits	$ 3,239	$ 2,569
Share-based payments	11,225	11,963
Total compensation expense for key management personnel	$ 14,464	$ 14,532